Schedule of investments
Delaware Investments Ultrashort Fund	June 30, 2021 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 4.80%
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2020-DNA6 M1 144A 0.918% (SOFR + 0.90%) 12/25/50 #, •	1,232,750	$1,233,138
Series 2021-DNA1 M1 144A 0.668% (SOFR + 0.65%) 1/25/51 #, •	914,149	914,148
Series 2021-HQA1 M1 144A 0.718% (SOFR + 0.70%) 8/25/33 #, •	1,000,000	1,000,000
Series 2021-HQA2 M1 144A 0.717% (SOFR + 0.70%) 12/25/33 #, •	1,000,000	1,001,096
Total Agency Collateralized Mortgage Obligations (cost $4,146,898)		4,148,382

Agency Commercial Mortgage-Backed Securities — 6.32%
FREMF Mortgage Trust
Series 2012-K18 B 144A 4.316% 1/25/45 #, •	2,500,000	2,545,485
Series 2014-K716 B 144A 3.847% 8/25/47 #, •	1,158,681	1,158,368
Series 2014-K717 B 144A 3.714% 11/25/47 #, •	1,750,000	1,754,096
Total Agency Commercial Mortgage-Backed Securities (cost $5,492,123)		5,457,949

Collateralized Debt Obligations — 2.31%
Ares LVIII Series 2020-58A X 144A 1.036% (LIBOR03M + 0.80%, Floor 0.80%) 1/15/33 #, •	1,000,000	999,748
Symphony Series 2020-24A X 144A 1.024% (LIBOR03M + 0.80%, Floor 0.80%) 1/23/32 #, •	1,000,000	999,747
Total Collateralized Debt Obligations (cost $2,000,000)		1,999,495

Corporate Bonds — 32.75%
Banks — 6.64%
Bank of America 1.176% (LIBOR03M + 1.00%) 4/24/23 •	1,500,000	1,510,983
Goldman Sachs Group 1.735% (LIBOR03M + 1.60%) 11/29/23 •	1,250,000	1,290,143
JPMorgan Chase & Co. 1.076% (LIBOR03M + 0.90%) 4/25/23 •	1,410,000	1,420,325
Truist Bank 0.776% (SOFR + 0.73%) 3/9/23 •	1,500,000	1,512,449
		5,733,900
Capital Goods — 2.99%
Caterpillar Financial Services 2.95% 2/26/22	1,062,000	1,081,322
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Schedule of investments
Delaware Investments Ultrashort Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
Otis Worldwide 0.595% (LIBOR03M + 0.45%) 4/5/23 •	1,500,000	$1,500,128
		2,581,450
Communications — 5.00%
Deutsche Telekom International Finance 144A 1.95% 9/19/21 #	1,500,000	1,503,050
Fox 3.666% 1/25/22	1,500,000	1,529,654
Verizon Communications 1.256% (LIBOR03M + 1.10%) 5/15/25 •	1,250,000	1,289,863
		4,322,567
Consumer Cyclical — 3.19%
7-Eleven 144A 0.625% 2/10/23 #	1,500,000	1,501,007
General Motors Financial 0.804% (SOFR + 0.76%) 3/8/24 •	1,250,000	1,259,354
		2,760,361
Consumer Non-Cyclical — 3.50%
AbbVie
0.799% (LIBOR03M + 0.65%) 11/21/22 •	1,405,000	1,415,243
2.15% 11/19/21	1,595,000	1,606,677
		3,021,920
Electric — 8.52%
American Electric Power 3.65% 12/1/21	1,250,000	1,268,059
DTE Energy 2.60% 6/15/22	1,500,000	1,532,714
Exelon Generation 3.40% 3/15/22	3,000,000	3,053,994
NextEra Energy Capital Holdings 2.403% 9/1/21	1,500,000	1,505,465
		7,360,232
Insurance — 1.46%
Brighthouse Financial Global Funding 144A 0.779% (SOFR + 0.76%) 4/12/24 #, •	1,250,000	1,259,601
		1,259,601
Real Estate Investment Trusts — 1.45%
Public Storage 0.495% (SOFR + 0.47%) 4/23/24 •	1,250,000	1,252,731
		1,252,731
Total Corporate Bonds (cost $28,151,477)		28,292,762

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(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities — 38.34%
American Express Credit Account Master Trust Series 2018-6 A 3.06% 2/15/24	1,000,000	$1,001,205
ARI Fleet Lease Trust Series 2018-A A3 144A 2.84% 10/15/26 #	1,703,970	1,718,485
Avis Budget Rental Car Funding AESOP
Series 2016-2A A 144A 2.72% 11/20/22 #	1,666,667	1,675,668
Series 2019-1A A 144A 3.45% 3/20/23 #	2,000,000	2,032,040

CarMax Auto Owner Trust Series 2017-4 A4 2.33% 5/15/23	1,769,013	1,778,844
Carvana Auto Receivables Trust Series 2021-P1 A2 0.28% 3/11/24	1,500,000	1,500,040
Daimler Trucks Retail Trust Series 2020-1 A2 1.14% 4/15/22	192,535	192,659
Dell Equipment Finance Trust
Series 2019-2 A2 144A 1.95% 12/22/21 #	570,391	571,266
Series 2020-2 A2 144A 0.47% 10/24/22 #	1,907,086	1,909,488
Series 2021-1 A2 144A 0.33% 5/22/26 #	1,000,000	1,000,935

Dryden 83 Series 2020-83A X 144A 0.987% (LIBOR03M + 0.75%, Floor 0.75%) 1/18/32 #, •	2,000,000	1,999,496
Ford Credit Auto Lease Trust Series 2020-A A2 1.80% 7/15/22	90,570	90,621
Ford Credit Auto Owner Trust Series 2017-1 A 144A 2.62% 8/15/28 #	2,000,000	2,030,001
GM Financial Automobile Leasing Trust Series 2020-3 A2A 0.35% 11/21/22	1,019,342	1,019,959
Harley-Davidson Motorcycle Trust Series 2019-A A3 2.34% 2/15/24	708,733	714,964
Honda Auto Receivables Owner Trust Series 2019-4 A3 1.83% 1/18/24	970,000	981,405
Hyundai Auto Lease Securitization Trust
Series 2020-A A3 144A 1.95% 7/17/23 #	1,510,000	1,522,089
Series 2021-A B 144A 0.61% 10/15/25 #	1,500,000	1,502,439

JPMorgan Chase Bank Series 2020-2 B 144A 0.84% 2/25/28 #	1,633,453	1,635,648
MMAF Equipment Finance Series 2020-BA A2 144A 0.38% 8/14/23 #	2,000,000	2,002,021
PFS Financing Series 2020-B A 144A 1.21% 6/15/24 #	2,000,000	2,016,674
Verizon Owner Trust
Series 2018-A A1A 3.23% 4/20/23	442,013	445,055
Series 2019-C A1A 1.94% 4/22/24	2,000,000	2,028,306

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Schedule of investments
Delaware Investments Ultrashort Fund (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Volvo Financial Equipment Series 2020-1A A2 144A 0.37% 4/17/23 #	1,751,201	$1,752,655
Total Non-Agency Asset-Backed Securities (cost $33,131,800)		33,121,963

Non-Agency Collateralized Mortgage Obligations — 1.07%
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2020-HQA5 M1 144A 1.118% (SOFR + 1.10%) 11/25/50 #, •	919,920	920,211
Total Non-Agency Collateralized Mortgage Obligations (cost $919,920)		920,211

Commercial Paper — 12.56%
Banks — 12.14%
HSBC 0.15% 11/24/21 ≠	250,000	249,791
Lloyds Bank Corporate Markets 0.19% 9/16/21 ≠	1,000,000	999,790
National Bank of Canada 0.20% 6/23/22 ≠	500,000	498,941
Societe Generale
0.15% 12/16/21 ≠	250,000	249,836
0.24% 10/20/21 ≠	2,000,000	1,999,365
0.261% 2/1/22 ≠	1,000,000	999,046
0.261% 2/15/22 ≠	500,000	499,489

Svenska Handelsbanken 0.18% 9/3/21 ≠	1,000,000	999,879
Swedbank 0.05% 7/1/21 ≠	500,000	500,000
Toronto-Dominion 0.20% 6/28/22 ≠	1,000,000	998,034
Westpac 0.21% 9/27/21 ≠	2,500,000	2,499,536
		10,493,707
Consumer Non-Cyclical — 0.42%
Colgate Palmolive 0.04% 7/1/21 ≠	360,000	360,000
		360,000
Total Commercial Paper (cost $10,850,801)		10,853,707
Total Value of Securities—98.15% (cost $84,693,019)		84,794,469

Receivables and Other Assets Net of Liabilities—1.85%		1,602,105
Net Assets Applicable to 8,631,861 Shares Outstanding—100.00%		$86,396,574
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
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(Unaudited)
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2021, the aggregate value of Rule 144A securities was $40,158,600, which represents 46.48% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
≠	The rate shown is the effective yield at the time of purchase.
Summary of abbreviations:
FREMF – Freddie Mac Multifamily
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
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